Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.782.8380

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

SEMI-ANNUAL REPORT – 6/30/2008

FOR CONTRACT HOLDERS OF: SCUDDER GATEWAY CUSTOM

September 16, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Subj:	Separate Account KGC 1940 Act Registration Number: 811-7777 1933 Act Registration Numbers: 333-10283 CIK: 0001019146 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account KGC, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	896435	August 25, 2008
The Alger American Fund	832566	August 15, 2008
Credit Suisse Trust	941568	September 4, 2008
Dreyfus Investment Portfolios	1056707	August 18, 2008
The Dreyfus Socially Responsible Growth Fund, Inc.	890064	August 18, 2008
DWS Investment VIT Funds	1006373	August 21, 2008 August 21, 2008
DWS Variable Series I	764797	August 20, 2008
DWS Variable Series II	810573	August 26, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy

Vice President, Assistant General Counsel

and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772